UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2011 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Consumer Discretionary--13.5%
99 Cents Only Stores	98,957a	1,474,459
Aaron's	160,148b	3,073,240
Advance Auto Parts	184,402	11,790,664
Aeropostale	202,096a	4,874,556
American Eagle Outfitters	427,507	6,181,751
American Greetings, Cl. A	85,883	1,866,238
AnnTaylor Stores	127,829a,b	2,827,577
Ascena Retail Group	150,041a	4,067,612
Bally Technologies	117,971a	4,828,553
Barnes & Noble	88,705b	1,397,104
Bob Evans Farms	65,972	2,076,799
BorgWarner	249,320a	16,804,168
Boyd Gaming	119,011a,b	1,290,079
Brinker International	207,688	4,886,899
Career Education	145,156a,b	3,257,301
Cheesecake Factory	131,479a	3,879,945
Chico's FAS	391,673	4,277,069
Chipotle Mexican Grill	67,983a	14,882,838
Collective Brands	140,270a	2,855,897
Deckers Outdoor	84,444a	6,197,345
Dick's Sporting Goods	194,577a	7,022,284
Dollar Tree	277,266a	14,024,114
DreamWorks Animation SKG, Cl. A	156,901a	4,404,211
Eastman Kodak	590,947a,b	2,162,866
Foot Locker	344,127	6,146,108
Fossil	115,212a	8,185,813
Gentex	308,233	9,885,032
Guess?	139,371	5,962,291
Hanesbrands	209,974a	4,833,601
Harte-Hanks	86,448	1,078,007

International Speedway, Cl. A	66,186	1,914,761
ITT Educational Services	60,236a,b	3,965,938
J Crew Group	140,316a	6,092,521
John Wiley & Sons, Cl. A	101,012	4,641,501
KB Home	160,710b	2,384,936
Lamar Advertising, Cl. A	124,607a	4,590,522
Life Time Fitness	90,734a,b	3,618,472
LKQ	316,827a	7,654,540
Matthews International, Cl. A	65,923	2,336,311
MDC Holdings	81,966	2,533,569
Meredith	79,997	2,695,899
Mohawk Industries	123,637a,b	6,868,035
New York Times, Cl. A	259,750a,b	2,626,073
NVR	12,781a,b	9,777,465
Office Depot	608,948a	3,196,977
Panera Bread, Cl. A	68,011a	6,499,131
PetSmart	259,357	10,436,526
Phillips-Van Heusen	145,672	8,502,875
Polaris Industries	74,318	5,716,541
Regis	124,294b	2,083,167
Rent-A-Center	143,153b	4,257,370
Ryland Group	95,233	1,695,147
Saks	353,046a,b	4,137,699
Scholastic	54,136	1,609,463
Scientific Games, Cl. A	144,674a	1,493,036
Service Corporation International	539,865	4,680,630
Sotheby's	148,134	5,969,800
Strayer Education	30,459b	3,655,080
Thor Industries	92,553	3,439,269
Timberland, Cl. A	88,137a	2,355,902
Toll Brothers	314,919a	6,373,961
Tractor Supply	160,099	8,214,680
Tupperware Brands	138,831	6,351,518
Under Armour, Cl. A	76,976a,b	4,607,783
Warnaco Group	97,403a	4,975,345
Wendy's/Arby's Group, Cl. A	704,953	3,404,923
Williams-Sonoma	233,835b	7,529,487

WMS Industries	126,348a	5,300,299
		344,681,573
Consumer Staples--3.4%
Alberto-Culver	188,289	7,013,765
BJ's Wholesale Club	119,816a	5,264,715
Church & Dwight	156,152	10,744,819
Corn Products International	165,288	7,624,735
Energizer Holdings	154,883a	11,266,189
Flowers Foods	169,267	4,270,606
Green Mountain Coffee Roasters	254,278a,b	8,538,655
Hansen Natural	151,710a	8,592,854
Lancaster Colony	42,317b	2,351,556
Ralcorp Holdings	120,610a	7,381,332
Ruddick	92,675b	3,123,148
Smithfield Foods	364,455a	7,256,299
Tootsie Roll Industries	53,707b	1,485,536
Universal	53,272b	2,018,476
		86,932,685
Energy--6.0%
Arch Coal	356,889	12,223,448
Atwood Oceanics	123,413a	4,988,353
Bill Barrett	101,765a,b	4,170,330
Cimarex Energy	185,879	19,355,580
Comstock Resources	102,637a,b	2,843,045
Dril-Quip	74,644a	5,756,545
Exterran Holdings	137,421a,b	3,409,415
Forest Oil	247,615a	9,607,462
Frontier Oil	230,061a	4,785,269
Helix Energy Solutions Group	228,849a	2,837,728
Oceaneering International	118,383a	9,142,719
Overseas Shipholding Group	57,565b	1,913,461
Patriot Coal	174,361a,b	4,563,027
Patterson-UTI Energy	337,754	7,883,178
Plains Exploration & Production	307,039a	10,869,181
Pride International	385,960a	12,543,700
Quicksilver Resources	257,763a	3,869,023
SM Energy	136,853	8,506,782

Southern Union	273,864	7,317,646
Superior Energy Services	172,686a	6,064,732
Tidewater	113,755b	6,767,285
Unit	86,828a	4,445,594
		153,863,503
Financial--19.6%
Affiliated Managers Group	113,164a	11,523,490
Alexandria Real Estate Equities	121,369c	9,350,268
AMB Property	369,836c	12,407,998
American Financial Group	172,560	5,613,377
Apollo Investment	424,406	5,005,869
Arthur J. Gallagher & Co.	232,651	6,905,082
Aspen Insurance Holdings	168,505	5,063,575
Associated Banc-Corp	380,012	5,312,568
Astoria Financial	180,476	2,569,978
BancorpSouth	159,720b	2,498,021
Bank of Hawaii	105,659	4,952,237
BRE Properties	139,659c	6,235,774
Brown & Brown	257,319	6,371,218
Camden Property Trust	150,476c	8,340,885
Cathay General Bancorp	170,509	2,951,511
City National	101,003	5,836,963
Commerce Bancshares	168,830	6,943,978
Corporate Office Properties Trust	146,694c	5,361,666
Cousins Properties	223,536c	1,904,527
Cullen/Frost Bankers	133,667b	7,723,279
Duke Realty	548,695c	7,517,122
East West Bancorp	320,366	6,955,146
Eaton Vance	259,736	7,870,001
Equity One	100,253b,c	1,869,718
Essex Property Trust	68,561b,c	7,953,076
Everest Re Group	123,072	10,372,508
Federal Realty Investment Trust	135,084c	10,864,806
Fidelity National Financial, Cl. A	497,936	6,697,239
First American Financial	228,013	3,536,482
First Niagara Financial Group	456,256b	6,332,833
FirstMerit	238,768	4,374,230

Fulton Financial	432,563	4,464,050
Greenhill & Co.	54,942b	3,814,074
Hanover Insurance Group	98,802	4,673,335
HCC Insurance Holdings	252,328	7,640,492
Highwoods Properties	155,736b,c	5,103,469
Hospitality Properties Trust	271,629c	6,755,413
International Bancshares	115,733b	2,195,455
Jefferies Group	271,557b	6,791,641
Jones Lang LaSalle	93,600	8,296,704
Liberty Property Trust	250,561c	8,712,006
Macerich	285,736c	13,903,914
Mack-Cali Realty	174,309c	6,104,301
Mercury General	78,213	3,320,142
MSCI, Cl. A	260,666a	8,922,597
Nationwide Health Properties	276,736c	10,391,437
New York Community Bancorp	956,412	17,521,468
NewAlliance Bancshares	231,742	3,464,543
Old Republic International	564,973	6,909,620
Omega Healthcare Investors	215,520b,c	4,801,786
PacWest Bancorp	68,488	1,351,268
Potlatch	87,187c	3,238,997
Prosperity Bancshares	102,313	4,138,561
Protective Life	188,141	5,187,047
Raymond James Financial	218,402	7,910,520
Rayonier	176,824c	10,469,749
Realty Income	257,032b,c	8,985,839
Regency Centers	179,608b,c	7,742,901
Reinsurance Group of America	160,792	9,255,188
SEI Investments	319,302	7,391,841
Senior Housing Properties Trust	305,553c	6,850,498
SL Green Realty	171,818b,c	12,501,478
StanCorp Financial Group	103,757	4,628,600
SVB Financial Group	92,091a,b	4,832,015
Synovus Financial	1,709,177b	4,512,227
Taubman Centers	120,079	6,286,136
TCF Financial	276,520b	4,131,209
Transatlantic Holdings	139,325	7,168,271

Trustmark	123,455b	2,961,685
UDR	399,444c	9,378,945
Unitrin	108,654	2,923,879
Valley National Bancorp	353,827b	4,787,279
W.R. Berkley	266,356	7,524,557
Waddell & Reed Financial, Cl. A	187,837	6,784,672
Washington Federal	247,262	4,275,160
Webster Financial	160,955	3,682,650
Weingarten Realty Investors	264,329c	6,481,347
Westamerica Bancorporation	64,160	3,208,000
		499,592,391
Health Care--10.9%
Allscripts Healthcare Solutions	416,057a	8,782,963
Beckman Coulter	152,587	10,987,790
Bio-Rad Laboratories, Cl. A	42,325a	4,608,346
Charles River Laboratories
International	129,473a	4,965,290
Community Health Systems	207,192a	7,276,583
Covance	142,308a,b	8,023,325
Edwards Lifesciences	250,589a	21,122,147
Endo Pharmaceuticals Holdings	252,384a	8,384,196
Gen-Probe	106,372a	6,689,735
Health Management Associates,
Cl.A	549,703a	5,002,297
Health Net	213,038a	6,077,974
Henry Schein	202,509a	13,296,741
Hill-Rom Holdings	138,269	5,595,746
Hologic	570,559a	11,365,535
IDEXX Laboratories	126,786a,b	9,090,556
Immucor	152,908a	3,022,991
Kindred Healthcare	86,422a	1,616,956
Kinetic Concepts	136,615a	6,302,050
LifePoint Hospitals	120,396a	4,237,939
Lincare Holdings	216,890	5,866,875
Masimo	127,774	3,830,026
Medicis Pharmaceutical, Cl. A	131,240	3,337,433
Mednax	104,605a	6,919,621

Mettler-Toledo International	72,968a	10,886,096
Omnicare	258,265	6,694,229
Owens & Minor	138,401	4,086,982
Perrigo	182,208	13,253,810
Pharmaceutical Product Development	260,880	7,602,043
Resmed	331,551a,b	10,440,541
STERIS	128,981	4,491,118
Techne	82,041	5,656,727
Teleflex	87,485	5,014,640
Thoratec	127,587a	3,009,777
United Therapeutics	109,828a	7,466,107
Universal Health Services, Cl. B	213,590	8,992,139
VCA Antech	188,083a,b	4,310,862
Vertex Pharmaceuticals	446,158a	17,351,085
WellCare Health Plans	92,176a	2,756,062
		278,415,333
Industrial--15.6%
Acuity Brands	94,958	5,241,682
Aecom Technology	259,605a	7,598,638
AGCO	203,588a	10,321,912
AirTran Holdings	292,575a	2,162,129
Alaska Air Group	80,617a	4,775,751
Alexander & Baldwin	89,402	3,586,808
Alliant Techsystems	72,668	5,505,328
AMETEK	351,515	14,334,782
BE Aerospace	224,999a	8,705,211
Brink's	104,014	2,808,378
Bucyrus International	177,920	16,148,019
Carlisle	132,475	4,995,632
Clean Harbors	49,782a	4,482,371
Con-way	120,082b	4,085,190
Copart	130,832a,b	5,135,156
Corporate Executive Board	75,835	2,946,948
Corrections Corp. of America	241,667a	5,995,758
Crane	102,847	4,567,435
Deluxe	113,971	2,786,591
Donaldson	168,018b	9,845,855

FTI Consulting	102,175a	3,726,322
Gardner Denver	115,225	8,312,332
GATX	100,423	3,339,065
Graco	132,109	5,611,990
Granite Construction	73,129	1,889,653
Harsco	176,665	5,700,980
Herman Miller	124,208	2,997,139
HNI	98,634	2,992,556
Hubbell, Cl. B	131,520	8,054,285
IDEX	179,808	7,131,185
JB Hunt Transport Services	194,910	7,991,310
JetBlue Airways	440,707a,b	2,644,242
Joy Global	226,791	19,771,639
Kansas City Southern	225,360a	11,263,493
KBR	341,424	10,959,710
Kennametal	179,485	7,287,091
Kirby	118,338a	5,531,118
Korn/Ferry International	103,065a	2,411,721
Landstar System	110,414	4,574,452
Lennox International	100,199	4,923,779
Lincoln Electric Holdings	93,777	6,350,578
Manpower	178,851	11,548,409
Mine Safety Appliances	67,648	2,109,265
MSC Industrial Direct, Cl. A	97,370	5,786,699
Navigant Consulting	108,278a	1,103,353
Nordson	74,239	6,853,002
Oshkosh	199,172a	7,550,611
Pentair	216,701	7,838,075
Regal-Beloit	84,150	5,616,171
Rollins	142,328	2,702,809
Shaw Group	186,479a	7,043,312
SPX	109,713	8,599,305
Terex	238,410a	7,731,636
Thomas & Betts	115,642a	5,942,842
Timken	176,909	8,318,261
Towers Watson & Co., Cl. A	98,641	5,378,894
Trinity Industries	174,157b	4,857,239

United Rentals	135,168a	3,602,227
URS	183,431a	8,153,508
Valmont Industries	46,470	4,318,922
Wabtec	104,781b	5,679,130
Waste Connections	254,875	7,383,729
Watsco	61,050	3,829,056
Werner Enterprises	95,593	2,356,367
Woodward	130,041	4,385,633
		398,182,669
Information Technology--15.4%
ACI Worldwide	73,623a	1,950,273
Acxiom	175,915a	3,031,015
ADTRAN	138,406	5,692,639
Advent Software	70,210a,b	2,075,408
Alliance Data Systems	114,998a,b	8,134,959
ANSYS	199,843a	10,481,765
AOL	234,423a	5,513,629
Arrow Electronics	257,520a	9,734,256
Atmel	1,003,025a	13,580,958
Avnet	333,746a	11,888,033
Broadridge Financial Solutions	277,645	6,355,294
Cadence Design Systems	585,851a	5,085,187
Ciena	205,271a,b	4,522,120
Concur Technologies	98,453a	5,024,057
Convergys	268,225a	3,819,524
CoreLogic	228,005	4,571,500
Cree	238,050a,b	12,019,144
Diebold	145,739b	4,468,358
Digital River	86,465a,b	2,744,399
DST Systems	78,696	3,742,782
Equinix	100,933a	8,924,496
FactSet Research Systems	101,788b	10,260,230
Fair Isaac	91,456b	2,321,153
Fairchild Semiconductor
International	276,539a	4,922,394
Gartner	160,197a	5,674,178
Global Payments	174,292	8,233,554

Informatica	205,719a,b	9,545,362
Ingram Micro, Cl. A	343,091a	6,772,616
Integrated Device Technology	346,689a	2,211,876
International Rectifier	155,462a	4,979,448
Intersil, Cl. A	270,417b	4,088,705
Itron	88,446a	5,131,637
Jack Henry & Associates	187,963	5,556,186
Lam Research	271,409a	13,540,595
Lender Processing Services	203,516	6,459,598
ManTech International, Cl. A	49,660a	1,996,580
Mentor Graphics	240,283a	3,060,004
MICROS Systems	176,932a	8,092,870
National Instruments	128,211	5,424,607
NCR	350,075a	5,741,230
NeuStar, Cl. A	162,306a	4,354,670
Parametric Technology	258,363a	5,743,409
Plantronics	105,924	3,749,710
Polycom	187,455a	8,219,902
QLogic	231,711a	4,126,773
Quest Software	136,046a	3,512,708
Rackspace Hosting	213,062a,b	7,139,708
RF Micro Devices	602,164a	4,046,542
Riverbed Technology	321,765a	11,541,711
Rovi	230,566a	14,239,756
Semtech	136,785a	2,986,700
Silicon Laboratories	97,590a	4,340,803
Skyworks Solutions	401,535a	12,756,767
Solera Holdings	153,788	8,047,726
SRA International, Cl. A	96,373a	2,571,232
Synopsys	326,152a	8,848,504
Tech Data	102,278a	4,797,861
TIBCO Software	366,116a	8,047,230
Trimble Navigation	263,586a	12,146,043
ValueClick	180,562a,b	2,529,674
Vishay Intertechnology	368,428a	6,079,062
Zebra Technologies, Cl. A	124,049a	4,825,506
		392,024,616

Materials--6.8%
Albemarle	201,086	11,292,990
AptarGroup	147,410	7,084,525
Ashland	173,039	10,046,644
Cabot	143,672	6,213,814
Carpenter Technology	95,864	3,944,804
Commercial Metals	250,840	4,194,045
Compass Minerals International	71,281	6,548,585
Cytec Industries	107,332	5,853,887
Greif, Cl. A	68,327	4,308,017
Intrepid Potash	96,446a,b	3,485,558
Louisiana-Pacific	288,652a	2,898,066
Lubrizol	147,414	15,841,108
Martin Marietta Materials	99,966b	8,347,161
Minerals Technologies	41,747	2,630,896
NewMarket	21,868	2,774,174
Olin	172,063	3,350,067
Packaging Corp. of America	226,641	6,402,608
Reliance Steel & Aluminum	163,699	8,559,821
Rock-Tenn, Cl. A	85,021b	5,675,152
RPM International	284,957	6,676,543
Scotts Miracle-Gro, Cl. A	100,862	5,211,540
Sensient Technologies	109,025	3,697,038
Silgan Holdings	109,998	4,106,225
Sonoco Products	225,639	8,021,466
Steel Dynamics	476,416	8,670,771
Temple-Inland	236,526	5,674,259
Valspar	215,271	8,044,677
Worthington Industries	125,412	2,382,828
		171,937,269
Telecommunication Services--.5%
Telephone & Data Systems	202,816	7,250,672
TW Telecom	330,613a	5,670,013
		12,920,685
Utilities--5.8%
AGL Resources	170,748	6,266,452
Alliant Energy	243,448	9,046,528

Aqua America	299,922b	6,934,197
Atmos Energy	197,305	6,432,143
Black Hills	84,619	2,624,035
Cleco	132,934	4,155,517
DPL	259,980	6,806,276
Dynegy	228,939a,b	1,440,026
Energen	158,000	8,832,200
Great Plains Energy	297,846	5,861,609
Hawaiian Electric Industries	206,514b	5,142,199
IDACORP	107,615	4,021,573
MDU Resources Group	413,420	8,776,907
National Fuel Gas	180,493	12,334,892
NSTAR	226,586b	9,829,301
NV Energy	516,946	7,428,514
OGE Energy	214,019	9,821,332
PNM Resources	188,560	2,456,937
Questar	382,142	6,660,735
UGI	242,487	7,601,967
Vectren	178,442b	4,726,929
Westar Energy	244,352b	6,230,976
WGL Holdings	110,622b	3,989,029
		147,420,274
Total Common Stocks
(cost $2,009,247,708)		2,485,970,998
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.13%, 3/24/11
(cost $4,504,145)	4,505,000[d]	4,504,095

Other Investment--2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $58,118,000)	58,118,000[e]	58,118,000

Investment of Cash Collateral for

Securities Loaned--6.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $162,996,655)	162,996,655[e]	162,996,655

Total Investments (cost $2,234,866,508)	106.3%	2,711,589,748
Liabilities, Less Cash and Receivables	(6.3%)	(161,408,199)
Net Assets	100.0%	2,550,181,549

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $159,576,612 and the market value of the collateral held by the fund was $163,195,484, consisting of cash collateral of $162,996,655 and
U.S. Government and Agency securities valued at $198,829.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,234,866,508.

Net unrealized appreciation on investments was $476,723,240 of which $626,467,196 related to appreciated investment securities and $149,743,956 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.6
Industrial	15.6
Information Technology	15.4
Consumer Discretionary	13.5
Health Care	10.9
Short-Term/Money Market Investments	8.8
Materials	6.8
Energy	6.0
Utilities	5.8
Consumer Staples	3.4
Telecommunication Services	.5
106.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2011	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	722	66,647,820	March 2011	575,560

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,485,970,998	-	-	2,485,970,998
Mutual Funds	221,114,655	-	-	221,114,655
U.S. Treasury	-	4,504,095	-	4,504,095
Other Financial Instruments:
Futures++	575,560	-	-	575,560
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)